UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10335

Name of Fund: BlackRock New Jersey Municipal Income Trust (BNJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock New Jersey Municipal Income Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2009

Date of reporting period: 08/01/2008 – 10/31/2008

Item 1 – Schedule of Investments

BlackRock New Jersey Municipal Income Trust
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
New Jersey - 112.9%	Burlington County, New Jersey, Bridge Commission, EDR,
	Refunding (The Evergreens Project), 5.625%, 1/01/38	$1,000	$673,240
	Garden State Preservation Trust, New Jersey, Revenue
	Bonds, Series B, 5.22%, 11/01/26 (a)(b)	6,000	2,121,480
	Middlesex County, New Jersey, Improvement Authority
	Revenue Bonds (Administration Building Residential Project),
	AMT, 5.35%, 7/01/34 (c)	1,400	1,113,742
	Middlesex County, New Jersey, Improvement Authority
	Revenue Bonds (New Brunswick Apartments Rental Housing),
	AMT, 5.30%, 8/01/35 (c)	4,380	3,432,168
	Middlesex County, New Jersey, Improvement Authority,
	Subordinate Revenue Bonds (Heldrich Center
	Hotel/Conference Project), Series B, 6.25%, 1/01/37	1,790	1,205,493
	Middlesex County, New Jersey, Pollution Control Financing
	Authority, Revenue Refunding Bonds (Amerada Hess
	Corporation), 6.05%, 9/15/34	2,500	2,000,050
	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%,
	6/15/29	500	470,650
	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%,
	6/15/34 (d)	5,000	3,734,250
	New Jersey EDA, EDR (Kapkowski Road Landfill Reclamation
	Improvement District Project), AMT, Series B, 6.50%,
	4/01/31	5,000	3,968,450
	New Jersey EDA, EDR (Masonic Charity Foundation Project),
	5.50%, 6/01/31	2,000	1,784,240
	New Jersey EDA, EDR, Refunding (Kapkowski Road Landfill
	Reclamation Improvement District Project), 6.50%, 4/01/28	2,500	2,050,775
	New Jersey EDA, First Mortgage Revenue Bonds (Fellowship
	Village Project), Series C, 5.50%, 1/01/18	2,630	2,272,899
	New Jersey EDA, First Mortgage Revenue Bonds (Lions Gate
	Project), Series A, 5.75%, 1/01/25	500	371,260
	New Jersey EDA, First Mortgage Revenue Bonds (Lions Gate
	Project), Series A, 5.875%, 1/01/37	855	585,743
	New Jersey EDA, First Mortgage Revenue Refunding Bonds
	(The Winchester Gardens at Ward Homestead Project), Series
	A, 5.75%, 11/01/24	4,050	3,419,253
	New Jersey EDA, Retirement Community Revenue Refunding
	Bonds (Seabrook Village, Inc.), 5.25%, 11/15/26	1,790	1,215,678
	New Jersey EDA, School Facilities Construction Revenue
	Bonds, Series U, 5%, 9/01/37 (e)	700	632,814

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	EDR	Economic Development Revenue Bonds
CABS	Capital Appreciation Bonds	GO	General Obligation Bonds
EDA	Economic Development Authority	S/F	Single-Family

BlackRock New Jersey Municipal Income Trust
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
New Jersey EDA, Solid Waste Disposal Facilities Revenue
Bonds (Waste Management Inc.), AMT, Series A, 5.30%,
6/01/15	$2,000	$1,714,140
New Jersey EDA, Special Facility Revenue Bonds (Continental
Airlines Inc. Project), AMT, 7%, 11/15/30	3,450	2,224,180
New Jersey EDA, Special Facility Revenue Bonds (Continental
Airlines Inc. Project), AMT, 7.20%, 11/15/30	2,000	1,261,180
New Jersey Health Care Facilities Financing Authority, Health
System Revenue Bonds (Catholic Health East), Series A,
5.375%, 11/15/12 (f)	3,000	3,252,450
New Jersey Health Care Facilities Financing Authority
Revenue Bonds (Kennedy Health System), 5.625%, 7/01/31	10,000	8,733,700
New Jersey Health Care Facilities Financing Authority Revenue
Bonds (Meridian Health), Series I, 5%, 7/01/38 (g)	750	671,295
New Jersey Health Care Facilities Financing Authority
Revenue Bonds (South Jersey Hospital System), 6%,
7/01/12 (f)	7,460	8,157,958
New Jersey Health Care Facilities Financing Authority,
Revenue Refunding Bonds (Atlantic City Medical Center),
5.75%, 7/01/25	1,255	1,164,740
New Jersey Health Care Facilities Financing Authority,
Revenue Refunding Bonds (Saint Barnabas Health Care
System), Series A, 5%, 7/01/29	750	548,880
New Jersey Health Care Facilities Financing Authority,
Revenue Refunding Bonds (Saint Barnabas Health Care
System), Series B, 5.798%, 7/01/30 (b)	2,500	415,900
New Jersey Health Care Facilities Financing Authority,
Revenue Refunding Bonds (Saint Barnabas Health Care
System), Series B, 5.721%, 7/01/36 (b)	7,700	767,151
New Jersey Health Care Facilities Financing Authority,
Revenue Refunding Bonds (Saint Barnabas Health Care
System), Series B, 5.791%, 7/01/37 (b)	7,250	655,690
New Jersey Health Care Facilities Financing Authority,
Revenue Refunding Bonds (South Jersey Hospital System), 5%,
7/01/46	1,650	1,229,761
New Jersey State Educational Facilities Authority Revenue Bonds
(Fairleigh Dickinson University), Series D, 6%, 7/01/25	3,000	2,578,050
New Jersey State Educational Facilities Authority Revenue
Bonds (Georgian Court College Project), Series C, 6.50%,
7/01/13 (f)	2,120	2,414,998
New Jersey State Educational Facilities Authority, Revenue
Refunding Bonds (College of New Jersey), Series D, 5%,
7/01/35 (a)	3,230	2,938,137

BlackRock New Jersey Municipal Income Trust
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
New Jersey State Educational Facilities Authority, Revenue
Refunding Bonds (Fairleigh Dickinson University), Series C,
6%, 7/01/20	$2,000	$1,816,880
New Jersey State Educational Facilities Authority, Revenue
Refunding Bonds (Fairleigh Dickinson University), Series C,
5.50%, 7/01/23	1,000	831,580
New Jersey State Educational Facilities Authority, Revenue
Refunding Bonds (Georgian Court University), Series D, 5%,
7/01/33	250	200,045
New Jersey State Educational Facilities Authority, Revenue
Refunding Bonds (Ramapo College), Series I, 4.25%,
7/01/31 (e)	500	374,700
New Jersey State Housing and Mortgage Finance Agency
Revenue Bonds, Series AA, 6.375%, 10/01/28	1,500	1,524,675
New Jersey State Housing and Mortgage Finance Agency
Revenue Bonds, Series AA, 6.50%, 10/01/38	2,470	2,493,169
New Jersey State Housing and Mortgage Finance Agency,
S/F Housing Revenue Bonds, AMT, Series X, 4.85%, 4/01/16	1,750	1,714,563
New Jersey State Housing and Mortgage Finance Agency,
S/F Housing Revenue Refunding Bonds, AMT, Series T, 4.70%,
10/01/37	700	474,565
New Jersey State Transportation Trust Fund Authority,
Transportation System Revenue Bonds, Series C, 4.83%,
12/15/32 (a)(b)	4,000	940,120
Newark, New Jersey, Health Care Facility Revenue Refunding
Bonds (New Community Urban Renewal), Series A, 5.20%,
6/01/30 (h)(i)	1,860	1,729,986
Newark, New Jersey, Housing Authority, Port Authority-Port
Newark Marine Terminal, Additional Rent-Backed Revenue
Refunding Bonds (City of Newark Redevelopment Projects),
4.375%, 1/01/37 (j)	2,625	2,101,365
Perth Amboy, New Jersey, GO (Convertible CABS), Refunding,
5%, 7/01/34 (a)(b)	1,075	751,995
Perth Amboy, New Jersey, GO (Convertible CABS), Refunding,
5%, 7/01/35 (a)(b)	175	121,434
Port Authority of New York and New Jersey, Consolidated
Revenue Refunding Bonds, AMT, 152nd Series, 5.25%,
11/01/35	2,040	1,777,942
Port Authority of New York and New Jersey, Special
Obligation Revenue Bonds (JFK International Air Terminal
LLC), AMT, Series 6, 5.75%, 12/01/22 (j)	6,000	5,305,320
Rahway Valley Sewerage Authority, New Jersey, Sewer
Revenue Bonds, CABS, Series A, 4.36%, 9/01/33 (b)(j)	2,000	409,640
Salem County, New Jersey, Improvement Authority Revenue
Bonds (Finlaw State Office Building Project),
5.25%, 8/15/38 (a)	225	215,199

BlackRock New Jersey Municipal Income Trust
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value
	Tobacco Settlement Financing Corporation of New Jersey,
	Asset-Backed Revenue Refunding Bonds, Series 1B, 5.65%,
	6/01/41 (b)	$3,300	$139,029
	Trenton, New Jersey, Parking Authority, Parking Revenue
	Refunding Bonds, 5%, 4/01/25 (j)(k)	3,465	3,040,295
	Trenton, New Jersey, Parking Authority, Parking Revenue
	Refunding Bonds, 5%, 4/01/30 (j)(k)	1,500	1,256,925
	Vineland, New Jersey, Electric Utility, GO, Refunding, AMT,
	5.30%, 5/15/30 (j)	1,500	1,303,785
	Vineland, New Jersey, Electric Utility, GO, Refunding, AMT,
	5.375%, 5/15/31 (j)	1,500	1,306,530
			99,610,137
Multi-State - 16.7%	Charter Mac Equity Issuer Trust, 6.30%, 6/30/49 (l)(m)	7,000	7,138,320
	Charter Mac Equity Issuer Trust, 6.80%, 11/30/50 (l)(m)	2,500	2,634,550
	MuniMae TE Bond Subsidiary LLC, 6.30%, 6/30/49 (l)(m)	3,000	3,005,730
	MuniMae TE Bond Subsidiary LLC, 6.80%,
	6/30/50 (l)(m)(n)	2,000	1,996,300
			14,774,900
Puerto Rico - 20.6%	Puerto Rico Commonwealth Highway and Transportation
	Authority, Highway Revenue Refunding Bonds, Series CC,
	5.50%, 7/01/31 (g)	2,000	1,872,100
	Puerto Rico Commonwealth Infrastructure Financing
	Authority, Special Tax and Capital Appreciation Revenue
	Bonds, Series A, 4.34%, 7/01/37 (b)(e)	6,000	832,260
	Puerto Rico Housing Financing Authority, Capital Funding
	Program, Subordinate Revenue Refunding Bonds, 5.125%,
	12/01/27	750	701,100
	Puerto Rico Housing Financing Corporation, Home Mortgage
	Revenue Bonds (Mortgage-Backed Securities), AMT, Series B,
	5.30%, 12/01/28 (c)(h)(o)	2,545	2,137,342
	Puerto Rico Housing Financing Corporation, Home Mortgage
	Revenue Refunding Bonds (Mortgage-Backed Securities),
	Series A, 5.20%, 12/01/33 (c)(h)(o)	2,550	2,242,164
	Puerto Rico Public Buildings Authority, Government Facilities
	Revenue Refunding Bonds, Series D,
	5.25%, 7/01/12 (f)	3,765	4,004,379
	Puerto Rico Public Buildings Authority, Government Facilities
	Revenue Refunding Bonds, Series D, 5.25%, 7/01/36	1,735	1,435,019
	Puerto Rico Public Buildings Authority, Government Facilities
	Revenue Refunding Bonds, Series M-3, 6%,
	7/01/27 (j)(p)	850	828,521
	Puerto Rico Public Buildings Authority Revenue Bonds, CABS,
	Series D, 5.28%, 7/01/12 (b)(e)	1,335	987,392
	Puerto Rico Public Buildings Authority Revenue Bonds, CABS,
	Series D, 5.28%, 7/01/17 (b)(e)(f)	3,665	3,105,868
			18,146,145
	Total Municipal Bonds - 150.2%		132,531,182

BlackRock New Jersey Municipal Income Trust
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Municipal Bonds Transferred to	Par
	Tender Option Bond Trusts (q)	(000)	Value
New York - 1.9%	Port Authority of New York and New Jersey, Consolidated
	Revenue Refunding Bonds, AMT, 152nd Series, 5.75%,
	11/01/30	$1,740	$1,658,690
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 1.9%		1,658,690
	Total Long-Term Investments (Cost - $153,981,771) - 152.1%		134,189,872
	Short-Term Securities	Shares
	CMA New Jersey Municipal Money Fund, 1.61% (r)(s)	17,980,147	17,980,147
	Total Short-Term Securities (Cost - $17,980,147) - 20.4%		17,980,147
	Total Investments (Cost - $171,961,918*) - 172.5%		152,170,019
	Liabilities in Excess of Other Assets - (2.5)%		(2,203,689)
	Liability for Trust Certificates, Including Interest Expense
	and Fees Payable - (1.4)%		(1,195,912)
	Preferred Shares, at Redemption Value - (68.6)%		(60,528,238)
	Net Assets Applicable to Common Shares - 100.0%		$88,242,180

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2008, as computed for federal income tax purposes, were as follows:

	Aggregate Cost	$170,080,218
	Gross unrealized appreciation	$1,933,583
	Gross unrealized depreciation	(21,003,782)
	Net unrealized depreciation	$(19,070,199)

(a)	FSA Insured.
(b)	Represents a zero-coupon bond. Rate shown is the effective yield at the time of purchase.
(c)	FNMA Collateralized.
(d)	Radian Insured.
(e)	AMBAC Insured.
(f)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)	Assured Guaranty Insured.
(h)	GNMA Collateralized.
(i)	FHA Insured.
(j)	MBIA Insured.
(k)	FGIC Insured.
(l)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(m)	Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.
(n)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(o)	FHLMC Collateralized.
(p)	Commonwealth Guaranteed.
(q)	Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

BlackRock New Jersey Municipal Income Trust
Schedule of Investments October 31, 2008 (Unaudited)
(r)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
Affiliate	Net Activity	Income
CMA New Jersey Municipal Money Fund	16,482,377	$29,982
(s)	Represents the current yield as of report date.

BlackRock New Jersey Municipal Income Trust
Schedule of Investments October 31, 2008 (Unaudited)
•	Effective August 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

	•	Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

	•	Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2008 in determining the fair valuation of the Trust's investments:
Valuation	Investments in
Inputs	Securities
Level 1	$17,980,147
Level 2	134,189,872
Level 3	-
Total	$152,170,019

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New Jersey Municipal Income Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock New Jersey Municipal Income Trust

Date: December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Municipal Income Trust

Date: December 19, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New Jersey Municipal Income Trust

Date: December 19, 2008